Inventory (Tables)	12 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory:

	June 30, 2022			June 30, 2021
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	40,285	27,297	67,582	30,693	10,433	41,126
Finished goods	9,151	2,444	11,595	13,405	4,676	18,081
	49,436	29,741	79,177	44,098	15,109	59,207
Extracted cannabis
Work-in-process	13,577	2,348	15,925	18,884	2,420	21,304
Finished goods	8,257	650	8,907	17,355	2,181	19,536
	21,834	2,998	24,832	36,239	4,601	40,840
Hemp products
Raw materials	—	—	—	773	—	773
	—	—	—	773	—	773

Supplies and consumables	10,817	—	10,817	15,095	—	15,095

Merchandise and accessories	1,272	—	1,272	1,556	—	1,556

Ending balance	83,359	32,739	116,098	97,761	19,710	117,471